Balances with Related Parties	6 Months Ended
Jun. 30, 2020
Related Party Transactions [Abstract]
Balances with Related Parties

Note 7 - Balances with Related Parties

	June 30, 2020	December 31, 2019
	U.S. Dollars (in thousands)

Due from affiliated companies	55	75

Unpaid balances between Priortech and its subsidiaries in Israel and the Company bear interest of 5.5%.